Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event
Subsequent Events

Note 10. Subsequent Events

The Company has evaluated events from December 31, 2025, through the date whereupon the financial statements were issued and has determined that there are no material events that need to be disclosed.

The Company has evaluated the events from December 31, 2025 through the date whereupon the financial statements were issued and notes the following subsequent event: On April 13, 2026 the Company issued a promissory note for a principal amount of $70,000. The note carries an interest rate of 15% and matures on July 31, 2026.